SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Balances of the VIEs and Short-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current Assets:
Cash and cash equivalents		¥ 510,967		¥ 462,289	¥ 603,523	$ 73,067
Restricted cash		50,337		56,043	20,025	7,198
Accounts receivable, net		259,686		413,101	536,823	37,135
Notes receivable, net		58,617		78,827		8,382
Inventories		998,465		1,387,403		142,779
Prepayments and other current assets		196,756		251,994		28,136
Total current assets		2,124,859		2,649,657		303,851
Property and equipment, net		21,108		32,903		3,018
Intangible assets, net		868		1,437		124
Operating lease right-of-use assets		44,122		89,071		6,309
Other non-current assets		9,285		14,682		1,328
Total assets		2,200,242		2,787,750		314,630
Current liabilities
Accounts payable		(1,282,368)		(1,721,425)		(183,376)
Accrued expenses and other current liabilities		(483,676)		(460,173)		(69,164)
Total current liabilities		(1,953,675)		(2,342,579)		(279,371)
Long-term operating lease liabilities		(29,965)		(55,448)		(4,285)
Total liabilities		(1,985,821)		(2,406,988)		$ (283,968)
Net revenues		12,556,023	$ 1,795,488	14,401,249	14,948,129
Total cost and expenses		(12,558,400)	(1,795,828)	(14,399,135)	(15,298,226)
Net (loss) income		(66,392)	(9,494)	(64,743)	(392,693)
Net cash used in operating activities		119,142	17,036	263,016	(447,244)
Net cash used in investing activities		(53,723)	(7,681)	37,376	151,743
Net cash provided by (used in) financing activities		(21,194)	$ (3,031)	(406,236)	¥ 205,978
Short-term investments
Impairment on available-for-sale debt securities		¥ 50,031		¥ 0
VIEs
Current liabilities
Percentage of consolidated revenues	3.00%